Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Company's revenue and fixed assets by geographic area
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities; that is, the country where the revenues are generated. The following presents the Company’s revenue by geographic area:

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011
Norway	1,121.7	815.2	867.4
United Kingdom	176.4	229.5	70.6
Ireland	26.2	—	—

Total	1,324.3	1,044.7	938.0